FAIR VALUE OF FINANCIAL INSTRUMENTS - Other Financial Assets (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Current	$ 9,150	$ 5,132
Non-current	20,818	20,755
Total	$ 29,968	$ 25,887